Operating Segments (Non Current Assets by Geographical Location of the Assets) (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 6,900	$ 6,796
Israel [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	4,208	4,079
Europe [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	1,474	1,505
Asia [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	461	483
South America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	407	391
North America [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	346	333
Other [Member]
Disclosure of geographical areas [Line Items]
Non-current assets	[1]	$ 4	$ 5

[1]	Mainly consist of property, plant and equipment, intangible assets and non-current inventories.